CONCORDE WEALTH MANAGEMENT FUND

SCHEDULE OF INVESTMENTS IN SECURITIES

July 30th, 2022 (Unaudited)

	Shares	Fair Value	Percent of Net Assets
COMMON STOCKS - 59.04%
FINANCE & INSURANCE

JPMorgan Chase & Co.	6,300	$709,443	1.97%

HEALTH CARE
Encompass Health Corp.	9,500	532,475	1.48

INFORMATION
Comcast Corp. - Class A	12,300	482,652	1.34
Lumen Technologies, Inc.	52,800	576,048	1.60
Microsoft Corp.	4,100	1,053,003	2.93
Warner Bros Discovery, Inc. (a)	32,250	432,795	1.20

		2,544,498	7.07

MANUFACTURING
AbbVie, Inc.	5,200	796,432	2.21
Bunge LTD. - ADR (b)	7,050	639,365	1.78
DuPont de Nemours, Inc.	8,500	472,430	1.31
Exxon Mobil Corp.	7,300	625,172	1.74
Fortune Brands Home & Security, Inc.	7,000	419,160	1.16
Hanesbrands, Inc.	42,000	432,180	1.20
Hubbell, Inc.	4,000	714,320	1.99
Johnson & Johnson	5,300	940,803	2.61
Louisiana-Pacific Corp.	8,200	429,762	1.19
Moderna, Inc. (a)	2,500	357,125	0.99
Northrop Grumman Corp.	1,000	478,570	1.33
Texas Instruments, Inc.	2,200	338,030	0.94
The Hershey Co.	2,990	643,329	1.79

		7,286,678	20.24

MINING, QUARRYING & OIL & GAS EXTRACTION
Black Stone Minerals LP	38,668	529,365	1.47
Dorchester Minerals, LP	23,500	560,475	1.56
Franco-Nevada Corp. - ADR (b)	5,600	736,848	2.05
Kimbell Royalty Partners, LP	31,000	486,080	1.35
Martin Marietta Materials, Inc.	1,100	329,164	0.91
Pioneer Natural Resources Co.	4,750	1,059,630	2.94
Schlumberger LTD. - ADR (b)	13,200	472,032	1.31
Texas Pacific Land Corp.	1,925	2,864,438	7.96

		7,038,032	19.55

REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (a)	7,500	510,375	1.42

RETAIL TRADE
Amazon.com, Inc. (a)	5,200	552,292	1.53
Lowe’s Companies, Inc.	4,000	698,680	1.94
The TJX Companies, Inc.	9,000	502,650	1.40

		1,753,622	4.87

TRANSPORTATION AND WAREHOUSING
Canadian Pacific Railway LTD. - ADR (b)	4,614	322,242	0.90

UTILITIES
Kinder Morgan, Inc.	33,000	553,080	1.54

TOTAL COMMON STOCKS (Cost $14,227,858)		21,250,445	59.04

PREFERRED STOCKS - 0.73%
PROFESSIONAL, SCIENTIFIC, & TECHNICAL SERVICES
Qurate Retail, Inc. (a)	4,500	263,025	0.73

TOTAL PREFERRED STOCKS (Cost $391,943)		263,025	0.73

EXCHANGE TRADED FUNDS - 6.96%
JPMorgan Ultra-Short Income ETF	17,000	851,530	2.37
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	594,660	1.65
Sprott Physical Gold Trust (a)(b)	74,500	1,056,410	2.94

TOTAL EXCHANGE TRADED FUNDS (Cost $2,227,458)		2,502,600	6.96

CLOSED-END FUNDS - 3.78%
PIMCO Flexible Credit Income Fund - Institutional Class (c)	47,619	374,765	1.04
Pioneer ILS Interval Fund (c)(d)	117,583	985,344	2.74

TOTAL CLOSED-END FUNDS (Cost $1,640,000)		1,360,109	3.78

OPEN-END FUND - 1.83%
Cohen & Steers Institutional Realty Shares	6,784	321,712	0.89
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class (d)	65,333	338,423	0.94

TOTAL OPEN-END FUND (Cost $639,125)		660,135	1.83

	Capital Contributions	Fair Value	Percent of Net Assets
PRIVATE FUNDS - 9.65%
LLR Equity Partners V, L.P. (a)(c)(e)	920,000	1,290,533	3.59
LRVHealth, L.P. (a)(c)(e)	375,000	408,700	1.14
Moran Tice 20:20 Fund, L.P. (a)(c)(e)	250,000	181,604	0.50
RCP Select Capital Fund, L.P. (a)(c)(e)	400,000	400,000	1.11
SPAC Opportunity Partners, LLC - Class A (a)(c)(e)	1,000,000	835,607	2.32
HONGKONGO (a)(c)(e)	500,000	355,787	0.99

TOTAL PRIVATE FUNDS (Cost $3,286,882)		3,472,231	9.65

	Shares
REITS - 2.34%
FINANCE & INSURANCE
Medical Properties Trust, Inc.	27,000	412,290	1.15

REAL ESTATE & RENTAL & LEASING
First Industrial Realty Trust, Inc.	9,000	427,320	1.19

TOTAL REITS (Cost $747,339)		839,610	2.34

	Principal Amounts
CORPORATE BONDS - 2.75%
FINANCE & INSURANCE
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/23/2023 (b)	100,000	99,608	0.28
Discover Financial Services, 3.85%, 11/21/2022	200,000	200,495	0.56
Fiserv, Inc., 3.50%, 10/01/2022	200,000	200,000	0.56
JPMorgan Chase & Co., 4.29% to 10/03/2022 3 Month LIBOR USD + 3.320%, Perpetual (f)(g)	175,000	163,188	0.45

		663,291	1.85

MANUFACTURING
Motorola Solutions, Inc., 7.50%, 05/15/2025	50,000	52,875	0.15

MINING, QUARRYING & OIL & GAS EXTRACTION
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	150,000	139,420	0.39
BP Capital Markets PLC, 4.88% to 12/22/2022 5 Year CMT Rate + 4.398%, Perpetual (b)(g)	150,000	130,709	0.36

		270,129	0.75

TOTAL CORPORATE BONDS (Cost $1,042,248)		986,295	2.75

	Principal Amounts	Fair Value	Percent of Net Assets
U.S. GOVERNMENT OBLIGATIONS - 6.15%
UNITED STATES TREASURY NOTE 2.25%, 11/15/2024	2,250,000	2,213,174	6.15

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,269,705)		2,213,174	6.15

SHORT-TERM INVESTMENTS - 7.06%
US TREASURY BILL 0.631%, 08/18/2022	1,000,000	998,220	2.77

MONEY MARKET FUNDS
Invesco Government & Agency Portfolio - Institutional Class, 1.38% (h)	80,244	80,244	0.22
Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 1.39% (h)	1,465,940	1,465,941	4.07

		1,546,185	4.29

TOTAL SHORT-TERM INVESTMENTS (Cost $2,545,349)		2,544,405	7.06

Total Investments (Cost $29,017,907) - 100.29%		36,092,029	100.29
Liabilities in Excess of Other Assets - (0.29)%		(107,087)	(0.29)

TOTAL NET ASSETS - 100.00%		$35,984,942	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At June 30, 2022, restricted securities represented 13.47% of net assets of the Fund.
(d)	Value determined based on estimated fair value. The value of these securities total $1,323,767, which represents 3.68% of total net assets. Classified as Level 3 in the fair value hierarchy.

Please refer to Note 2 of the Notes to Financial Statements.

(e)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(f)

Variable rate security; the coupon is based on a reference index and spread. The rate reported is the current rate as of June 30, 2022. After October 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(g)	Security is a perpetual bond and has no definite maturity date.
(h)	This security has a fluctuating yield; rate disclosed is the 7-day yield as of June 30, 2022.

The accompanying notes are an integral part of these schedules of investments.

CONCORDE WEALTH MANAGEMENT FUND

SCHEDULE OF WRITTEN OPTIONS

June 30, 2022 (Unaudited)

	Notional Amount	Number of Contracts (a)	Fair Value	Percent of Net Assets
WRITTEN OPTIONS - (0.02)%
WRITTEN CALL OPTIONS - (0.02)%
AbbVie, Inc.
Expiration: July 2022, Exercise Price: $157.50	229,740	15	$1,635	0.01%
Hershey Co.
Expiration: July 2022, Exercise Price: $225.00	215,160	10	950	0.00	% (b)
Johnson & Johnson
Expiration: July 2022, Exercise Price: $182.50	266,265	15	1,365	0.00	% (b)
Microsoft Corp.
Expiration: July 2022, Exercise Price: $270.00	385,245	15	2,670	0.01%

TOTAL WRITTEN CALL OPTIONS (Premiums received $10,656)			6,620	0.02%

WRITTEN PUT OPTIONS - (0.00)% (b)
Amazon.com, Inc.
Expiration: July 2022, Exercise Price: $100.00	53,105	5	925	0.00	% (b)
DuPont de Nemours, Inc.
Expiration: July 2022, Exercise Price: $53.00	55,580	10	1,100	0.00	% (b)

TOTAL WRITTEN PUT OPTIONS (Premiums received $1,547)			2,025	0.00%

TOTAL WRITTEN OPTIONS (Premiums received $12,203)			$8,645	0.02%

(a)	Each contract is equivalent to 100 shares of common stock.
(b)	Amount is less than (0.05)%.

The accompanying notes are an integral part of these schedules of investments.